PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2022 USD ($) MW	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 37,139	$ 37,139
Additions		(42)
Transfer from construction work-in-progress		97
Disposals		(97)
Items recognized through OCI:
Change in fair value		(2)
Foreign exchange		(451)
Items recognized through net income:
Depreciation		(582)
Ending balance		36,062
Reconciliation of changes in construction in progress [Abstract]
Construction work-in-progress, beginning balance	$ 776	776
Additions		498
Transfer to property, plant and equipment		(97)
Items recognized through OCI:
Foreign exchange		19
Construction work-in-progress, ending balance		1,196
Total property, plant and equipment, at fair value		37,258	$ 37,915
248 MW Development Wind Portfolio in Brazil
Items recognized through OCI:
Proportion of economic interest	25.00%
248 MW Development Wind Portfolio in Brazil | Brookfield Renewable and Institutional Partners
Items recognized through OCI:
Wind power capacity, generation facilities (in MW) | MW	248
Acquisitions through asset acquisitions	$ 11
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25,496	25,496
Additions		8
Transfer from construction work-in-progress		95
Disposals		(97)
Items recognized through OCI:
Change in fair value		(2)
Foreign exchange		(171)
Items recognized through net income:
Depreciation		(253)
Ending balance		25,076
Reconciliation of changes in construction in progress [Abstract]
Construction work-in-progress, beginning balance	224	224
Additions		61
Transfer to property, plant and equipment		(95)
Items recognized through OCI:
Foreign exchange		9
Construction work-in-progress, ending balance		199
Total property, plant and equipment, at fair value		25,275	25,720
Right-of-use asset not subject to revaluation, disposal		49	52
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,998	4,998
Additions		(52)
Transfer from construction work-in-progress		1
Disposals		0
Items recognized through OCI:
Change in fair value		0
Foreign exchange		(85)
Items recognized through net income:
Depreciation		(153)
Ending balance		4,709
Reconciliation of changes in construction in progress [Abstract]
Construction work-in-progress, beginning balance	114	114
Additions		144
Transfer to property, plant and equipment		(1)
Items recognized through OCI:
Foreign exchange		(5)
Construction work-in-progress, ending balance		252
Total property, plant and equipment, at fair value		4,961	5,112
Right-of-use asset not subject to revaluation, disposal		127	130
Solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,457	6,457
Additions		2
Transfer from construction work-in-progress		0
Disposals		0
Items recognized through OCI:
Change in fair value		0
Foreign exchange		(201)
Items recognized through net income:
Depreciation		(159)
Ending balance		6,099
Reconciliation of changes in construction in progress [Abstract]
Construction work-in-progress, beginning balance	433	433
Additions		289
Transfer to property, plant and equipment		0
Items recognized through OCI:
Foreign exchange		15
Construction work-in-progress, ending balance		737
Total property, plant and equipment, at fair value		6,836	6,890
Right-of-use asset not subject to revaluation, disposal		148	157
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	188	188
Additions		0
Transfer from construction work-in-progress		1
Disposals		0
Items recognized through OCI:
Change in fair value		0
Foreign exchange		6
Items recognized through net income:
Depreciation		(17)
Ending balance		178
Reconciliation of changes in construction in progress [Abstract]
Construction work-in-progress, beginning balance	$ 5	5
Additions		4
Transfer to property, plant and equipment		(1)
Items recognized through OCI:
Foreign exchange		0
Construction work-in-progress, ending balance		8
Total property, plant and equipment, at fair value		186	193
Right-of-use asset not subject to revaluation, disposal		$ 2	$ 2